TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation [Line Items]
Remuneration	$ 9,981	$ 8,395	$ 13,701
Management fees	1,016	257	411
Non-monetary benefits	501	1,719	1,815
Short-term benefits	16,639	13,624	31,124
Long-term benefits			8,577
Share-based payments			3,296
Termination benefits	513	4,539	1,428
Total	$ 28,650	$ 28,534	$ 60,352